PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Personnel Expenses
Personnel expenses

	R$ thousands
	Year ended December 31
	2022	2021	2020
Salaries	(10,742,802)	(10,080,147)	(9,280,777)
Benefits	(5,374,231)	(4,600,686)	(4,659,876)
Social security charges	(3,724,122)	(3,399,639)	(3,404,017)
Employee profit sharing	(1,722,066)	(1,843,861)	(1,533,955)
Training	(120,135)	(89,359)	(86,852)
Total	(21,683,356)	(20,013,692)	(18,965,477)